Financial Instruments - Summary of Effect of Changes in Foreign Exchange Currency (Details)	12 Months Ended
	Mar. 31, 2021 CAD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 CAD ($)	Mar. 31, 2020 USD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 CAD ($)
Disclosure Of Financial Instruments [Line Items]
Cash and cash equivalents	$ 75,167,100		$ 16,577,076				$ 9,819,351
Increase (decrease) in net loss	$ (5,344,763)		$ 1,883,999
Foreign Exchange Rate Risk
Disclosure Of Financial Instruments [Line Items]
Cash and cash equivalents					$ 55,336,399	$ 8,422,874
Trade and other receivables					1,742,393	4,224,026
Trade and other payables and lease liabilities					(216,583)	(7,115,681)
Long-term payables						(448,554)
Liability related to warrants					(7,863,965)
Foreign exchange currency exposure					$ 48,998,244	$ 5,082,665
Foreign Exchange Rate Risk | US$ per CAD
Disclosure Of Financial Instruments [Line Items]
Average	1.3223	1.3223	1.3306	1.3306
Reporting	1.2562		1.4062		1.2562	1.4062
Foreign Exchange Rate Risk | U S Dollars | 5% Strengthening of Currency
Disclosure Of Financial Instruments [Line Items]
Increase (decrease) in net loss		$ 2,242,060		$ 254,132